Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of annual depreciation rates
%
Computers	33
Office furniture and equipment	7
Leasehold improvements	6
Laboratory equipment	15-33

Schedule of computing income (loss) per share and the effect on income (loss)
	Year ended December 31,
Basic and diluted (loss) per share:	2019	2018	2017
(Loss) income from continuing operations	$(9,384)	$(4,242)	$(2,503)
Interest of 6% to Cumulative Preferred Stock	(198)	(659)	(717)
	$(9,582)	$(4,901)	$(3,220)

Number of common shares at the beginning of the year	3,509,405	3,509,344	3,390,733
Issuance of shares for cash	518,295	-	-
Issuance of shares in connection with the merger	322,617	-	-
Stock options exercised	80,073	2	-
Warrants exercised	15,609	-	-
Conversion of Preferred Shares	4,203,487	-	-
Conversion of convertible notes		-	35,192
Number of shares used in per share computation	8,649,486	3,509,346	3,425,925

Basic and diluted net income (loss) per share	$(1.11)	$(1.40)	$(0.94)